Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Jan. 11, 2016
Long-Term Debt [Roll Forward]
Less: current portion		$ 1,162,000	$ 5,200,000
Long-term portion		4,376,000	4,747,000
Royalty agreement
Long-Term Debt [Roll Forward]
Balance, beginning of year		9,947,000	16,042,000
Accretion expense		791,000	1,356,000
Repayment		(5,200,000)	(7,451,000)
Balance, end of year		5,538,000	9,947,000
Royalty payable		5,538,000	9,947,000
Less: current portion		1,162,000	5,200,000
Long-term portion		4,376,000	4,747,000
Cartesian Capital Group
Long-Term Debt [Roll Forward]
Annual royalties, percent of annual revenue (equal to or greater of)	15.00%
Cumulative royalties threshold for royalty payment	$ 15,000
Cartesian Capital Group | Royalty agreement
Long-Term Debt [Roll Forward]
Repayment		$ (11,912,000)	$ (11,912,000)
Cartesian Capital Group | Loans payable | Tranche I Financing
Long-Term Debt [Roll Forward]
Finance agreement amount				$ 17,500
Effective rate on debt				23.00%